HSBC Holdings plc ADRhedged™
Schedule of Investments
March 31, 2026 (Unaudited)
1
Shares Value
Common Stocks
— 93.5%
Financials — 93.5%
HSBC Holdings plc, ADR
(Cost $2,776,225) ........................................................................................................ 32,141 $ 2,651,311
Short-Term Investment
— 3.9%
Money Market Funds — 3.9%
Dreyfus Treasury Securities Cash Management Institutional Shares, 3.53%
(a)
(Cost $111,291) .......................................................................................................... 111,291 111,291
Total Investments — 97.4%
(Cost $2,887,516) 2,762,602
Assets in excess of Other Liabilities,
Net — 2.6% 74,179
Net Assets — 100% $ 2,836,781
_______________
(a) Reflects the 7-day yield at March 31, 2026.
ADR: American Depositary Receipt
PLC: Public Limited Company
At March 31, 2026, the Fund had the following currency swaps outstanding:
Counterparty
Settlement
Date
*
Currency to Deliver Currency to Receive
Unrealized
Appreciation
Unrealized
Depreciation
CIBC 04/01/26 USD 2,543,047 GBP 1,928,479 $ 47 $ —
CIBC 04/01/26 GBP 1,928,479 USD 2,545,246 2,152 —
CIBC 04/02/26 GBP 1,934,087 USD 2,550,388 — (101)
Total Unrealized Appreciation/(Depreciation) $ 2,199
$ (101)
*
The currency hedge contracts have an automatic extension on the maturity date; however, the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.
Currency Abbreviations
USD U.S. Dollar
GBP Pound Sterling